Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Payables And Accruals [Line Items]
Accounts payable and accrued liabilities	6 Accounts payable and accrued liabilities

	September 30, 2024 $ (in thousands)	June 30, 2024 $ (in thousands)
Trade payables	1,871	1,464
Accrued liabilities	336	743

Balance	2,207	2,207

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Accounts payable and accrued liabilities
Note
9-Accounts
payable and accrued expenses
Accounts payable and accrued expenses consist of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Trade accounts payable	$3,152,816	$1,866,762
Accrued compensation	1,161,650	1,415,397
Other accrued expenses	855,700	156,400

	$5,170,166	$3,438,559